Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 11 — EQUITY

Ordinary shares

As at September 30, 2025 and December 31, 2024, the Company is authorized to issue 50,000,000 ordinary shares. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company. On July 4, 2025, the Board of Directors of the Company approved unlimited authorized ordinary share.

The equity of the Company as of September 30, 2025 and December 31, 2024 represents 430,540 and 22,770 ordinary shares with par value of $Nil. The number of shares as above have taken into consideration the reverse stock split effected on February 11, 2025, May 6, 2025 and August 4, 2025 and December 1, 2025 at an exchange ratio of one (1) share for twenty (20) shares, one (1) share for ten (10) shares and one (1) share for five (5) share, and one (1) share for five (5) share, respectively. Pursuant to ASC 505 the reverse stock split has been applied retrospectively.

Additional paid-in capital

Balance as at January 1,2023	$1,464,959
Issuance of shares as compensation for services (Note 1)	2,866,856
Balance as at December 31, 2023	4,331,815
Issuance of shares through Equity Line of Credit (Note 2)	1,936,236
Issuance of shares through conversion of convertible notes	2,650,000
Decrease in subscription receivable due to reduction of work by professionals (Note 1)	(2,766,856)
Business Combination (Note 3)	(6,028,690)
Balance as at December 31, 2024	$122,505

Issuance of shares through Equity Line of Credit (Note 4)	3,263,685
Issuance of share through conversion of convertible notes	9,677,317
Balance as at September 30, 2025	$13,063,507

*	the number of shares below have been amended to apply the reverse stock split in February 11, May 6, 2025 August 4, 2025, December 1, 2025 and January 26, 2026 retrospectively.

Note 1: On January 10, 2023, the Company issued 2 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 5 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements

Note 2: On November 21, 2024, the Company entered into a Common Shares Purchase Agreement (the “White Lion Purchase Agreement”) with White Lion Capital, LLC (“White Lion”) and a related Registration Rights Agreement (the “RRA”). Pursuant to the White Lion Purchase Agreement, the Company has the right, but not the obligation, to require White Lion to purchase, within 36 months from the Agreement effective date up to One Hundred Million Dollars ($100,000,000) in aggregate gross purchase price of newly issued Ordinary Shares, with an automatic increase to Three Hundred Million Dollars ($300,000,000) upon any substantial M&A or Material Transaction (as defined in the White Lion Purchase Agreement) and a further option to increase to Five Hundred Million Dollars ($500,000,000) after Two Hundred and Fifty Million Dollars ($250,000,000) has been issued and sold to White Lion under the White Lion Purchase Agreement, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement. The White Lion Purchase Agreement was included as Exhibit 10.27 of the Form F-1 registration statement filed on December 5, 2024.

On December 10, 2024, 47 Class A Ordinary Shares were issued to White Lion amounting $276,850, in consideration for White Lion’s commitment pursuant to the White Lion Purchase Agreement. In addition, on December 12, 2024, pursuant to this Agreement, the Company issued 253 Class A Ordinary Shares for a purchase price of $1,572,186. On December 24, 2024, the Company issued 33 Class A Ordinary Shares for a purchase price of $160,050. On December 31, 2024, the Company issued 40 Class A Ordinary Shares for a purchase price of $204,000. The number of shares are after taking account of the reverse stock split on February 11, 2025, May 6, 2025, August 3, 2025, December 1, 2025 and January 26, 2026 respectively.

Note 3: Upon de-spac business combination, additional paid-in capital and capital reserve of Legacy NewGenIvf was combined with additional paid-in capital and accumulated net losses of the A SPAC I Acquisition Corp and added into the additional paid-in capital of NewGenIvf Group upon the reverse take-over.

Note 4: During the nine months period September 30, 2025, the Company had issued 73,500 shares after taking account of the reverse stock split on February 11, 2025 and May 6, 2025, August 3, 2025, December 1, 2025 and January 26, 2026 respectively.

NOTE 12 — EQUITY

Ordinary shares

As of December 31, 2023 and December 31, 2024, the Company is authorized to issue 10,000,000 ordinary shares. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.

The equity of the Company as of December 31, 2024 and 2023 represents 113,852 and 50,747 ordinary shares with par value of $Nil. The number of shares as above have taken into consideration the reverse stock splits effected on February 11, 2025 at an exchange ratio of one (1) share for twenty (20) shares and on May 5, 2025 at an exchange ratio of one (1) share for ten (10) shares. Pursuant to ASC 505 the reverse stock split has been applied retrospectively.

Additional paid-in capital

Balance as at January 1,2023	$1,464,959
Issuance of shares as compensation for services (Note 1)	2,866,856
Balance as at December 31, 2023	4,331,815
Issuance of shares through Equity Line of Credit (Note 2)	1,936,236
Issuance of shares through conversion of convertible notes	2,650,000
Decrease in subscription receivable due to reduction of work by professionals (Note 1)	(2,766,856)
Business Combination (Note 3)	(6,028,690)
Balance as at December 31, 2024	$122,505

*	- the number of shares below have been amended to apply the two reverse stock splits in February 2025 and in May 2025 retrospectively.

Note 1: On January 10, 2023, the Company issued 137 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 345 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements

Note 2: On November 21, 2024, the Company entered into a Common Shares Purchase Agreement (the “White Lion Purchase Agreement”) with White Lion Capital, LLC (“White Lion”) and a related Registration Rights Agreement (the “RRA”). Pursuant to the White Lion Purchase Agreement, the Company has the right, but not the obligation, to require White Lion to purchase, within 36 months from the Agreement effective date up to One Hundred Million Dollars ($100,000,000) in aggregate gross purchase price of newly issued Ordinary Shares, with an automatic increase to Three Hundred Million Dollars ($300,000,000) upon any substantial M&A or Material Transaction (as defined in the White Lion Purchase Agreement) and a further option to increase to Five Hundred Million Dollars ($500,000,000) after Two Hundred and Fifty Million Dollars ($250,000,000) has been issued and sold to White Lion under the White Lion Purchase Agreement, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement. The White Lion Purchase Agreement was included as Exhibit 10.27 of the Form F-1 registration statement filed on December 5, 2024.

On December 10, 2024, 3,500 Class A Ordinary Shares were issued to White Lion amounting $276,850, in consideration for White Lion’s commitment pursuant to the White Lion Purchase Agreement. In addition, on December 12, 2024, pursuant to this Agreement, the Company issued 19,000 Class A Ordinary Shares for a purchase price of $1,572,186. On December 24, 2024, the Company issued 2,500 Class A Ordinary Shares for a purchase price of $160,050. On December 31, 2024, the Company issued 3,000 Class A Ordinary Shares for a purchase price of $204,000.

Note 3: Upon de-spac business combination, additional paid-in capital and capital reserve of Legacy NewGenIvf was combined with additional paid-in capital and accumulated net losses of the A SPAC I Acquisition Corp and added into the additional paid-in capital of NewGenIvf Group upon the reverse take-over.